Income taxes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income taxes
22.	Income taxes

	2022	2021	2020
Current taxes expense -
Current period	$(45,561)	$(8,892)	$(14,032)
Adjustment for prior period	626	2,397	162

	$(44,935)	$(6,495)	$(13,870)
Deferred taxes expenses -
Origination and reversal of temporary differences	4,759	(3,991)	37,587

Total income tax	$(40,176)	$(10,486)	$23,717

As of December 31, 2022, the Panamanian subsidiaries calculated income tax in accordance with the traditional method.
In accordance with current tax regulations in Panama, income tax returns are subject to review by the tax authorities for up to the last three (3) years, including the ending period on December 31, 2022.
During the year 2022 and 2021, deferred tax expected to reverse in the next year, has been measured using the effective rate applying for Copa Airlines (25%) and AeroRepública (35%).
The balances of deferred taxes are as follows:

	Statement		Statement of
	of financial position		profit or loss
	2022	2021	2022	2021	2020
Deferred tax liabilities
Maintenance deposits	$(11,945)	$(17,918)	$(5,973)	$(5,973)	$(5,972)
Prepaid dividend tax	(5,801)	(2,003)	3,798	2,003	(7,403)
Property and equipment	944	1,502	558	606	(5,004)
Other	(1,738)	(1,879)	(141)	379	(3,190)
Set off tax	1,969	1,516	(453)	(423)	362

	$(16,571)	$(18,782)	$(2,211)	$(3,408)	$(21,207)
Deferred tax assets
Provision for return conditions	$9,807	$8,564	$(1,243)	$4,101	$(2,570)
Air traffic liability	2,686	2,462	(224)	24	(447)
Other provisions	1,946	2,109	161	(1,485)	6,202
Tax loss	18,273	16,577	(1,695)	4,336	(19,203)
Set off tax	(1,969)	(1,516)	453	423	(362)

	$30,743	$28,196	$(2,548)	$7,399	$(16,380)

	$14,172	$9,414	$(4,759)	$3,991	$(37,587)

At December 31, 2022, the deferred tax assets include tax losses carried forward of $11.4 million in Copa Airlines and $6.9 million in AeroRepública (December 2021: $10.5 million and $6.0 million respectively). The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary. Tax losses in Panama can be used for 5 years from the year the loss is incurred. The Company started utilizing these losses in 2021 and plans to continue using them until 2025. The Company plans to use the tax losses of AeroRepública within the next two years.

Reconciliation of the effective tax rate is as follows:

	Tax rate	2022	Tax rate	2021	Tax rate	2020
Net profit (loss)		$348,054		$43,844		$(607,062)
Total income tax expense		40,176		10,486		(23,717)

Profit (loss) excluding income tax		388,230		54,330		(630,779)

Income taxes at Panamanian statutory rates	25.0%	97,057	25.0%	13,583	25.0%	(157,695)

Stations - Taxable / Panama	(16.8%)	(65,384)	15.4%	8,379	(13.2%)	83,071
Stations - Taxable / Non Panama	0.2%	945	10.3%	5,605	(1.5%)	9,850
Stations - Non Taxable / Non Panama	(2.3%)	(8,961)	(27.0%)	(14,684)	(5.3%)	33,728
Dividend tax	4.4%	17,145	0.0%	—	(1.2%)	7,491
Over provided in prior periods	(0.1%)	(626)	(4.4%)	(2,397)	0.0%	(162)

Provision for income taxes	10.4%	$40,176	19.3%	$10,486	3.8%	$(23,717)